Share-Based Compensation - RSAs (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Restricted Stock Units And Restricted Stock Awards
Number of shares
Balance at the beginning (in shares)	1,291,492
Granted (in shares)	727,424
Forfeited (in shares)	0
Balance at the end (in shares)	1,991,728		1,291,492
Restricted Stock Awards
Number of shares
Balance at the beginning (in shares)	1,291,492	1,390,839	1,390,839	543,475
Granted (in shares)		0		1,098,651
Forfeited (in shares)		0	(99,347)	(251,287)
Balance at the end (in shares)		1,390,839	1,291,492	1,390,839
Employees Earnout Shares
Number of shares
Balance at the beginning (in shares)	1,602,435
Granted (in shares)	0		1,603,322
Forfeited (in shares)	(41,578)		(887)
Balance at the end (in shares)	1,560,857		1,602,435